Interest Charges and Related Fees - Summary of Interest Charges and Related Fees (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of interest charges and related fees [line items]
Subordinated borrowings	€ 99	€ 115	€ 119
Borrowings	82	58	€ 54
Aegon Ltd. [member]
Disclosure of interest charges and related fees [line items]
Subordinated borrowings	53	69
Borrowings	50	53
Derivatives	19
Other	7	14
Total	€ 129	€ 137